Shareholders' Deficit - Summary of Assumptions used to Determine Fair Value of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Stock price	$ 6.15	$ 12.38
Exercise price	6.15	12.38
Maximum [Member]
Stock price	11.78	30.38
Exercise price	$ 11.78	$ 30.38
Warrants [Member]
Expected dividend	0.00%	0.00%
Warrants [Member] | Minimum [Member]
Stock price	$ 6.08	$ 9.00
Exercise price	$ 7.41	$ 7.41
Expected term	2 years 6 months	1 year
Volatility	51.00%	27.00%
Risk-free interest rate	0.71%	0.25%
Warrants [Member] | Maximum [Member]
Stock price	$ 16.88	$ 25.20
Exercise price	$ 10.35	$ 30.38
Expected term	5 years	5 years
Volatility	91.00%	96.00%
Risk-free interest rate	2.07%	1.37%